PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.2%
Asset-Backed Securities 12.5%
Automobiles 0.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		495	$504,359
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		322	322,295
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,245,307
					2,071,961
Collateralized Loan Obligations 10.0%
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.209(c)	04/15/36	EUR	5,900	6,849,661
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.755(c)	01/15/38		6,000	5,998,777
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.664(c)	03/15/32	EUR	8,250	9,578,196
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,867,750

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	01/20/38		5,750	5,769,235
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.759(c)	10/15/34	EUR	9,000	10,433,271
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726(c)	07/15/32	EUR	8,050	9,341,044
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	03/25/38		4,000	4,008,483
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.134(c)	01/20/38		5,150	5,172,517
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.965(c)	04/25/39	EUR	5,500	6,345,006
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	5.866(c)	10/15/34		15,000	15,030,142
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	10/15/37		5,500	5,516,522
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,295,895
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,283,448
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.004(c)	01/20/37	EUR	9,500	11,018,398
					124,508,345
Consumer Loans 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	904,275
Series 2024-X02, Class D, 144A	6.080	12/17/29		1,700	1,714,415

Affirm Master Trust, Series 2025-01A, Class D, 144A	5.620	02/15/33		2,500	2,517,433
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,014,303
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,687,532
					8,837,958
Equipment 0.1%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class C, 144A	7.830	08/20/55		2,000	2,030,586

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.4%
Towd Point Mortgage Trust,
Series 2025-CES01, Class M2B, 144A	6.872%(cc)	02/25/55		2,200	$2,243,254
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.772(c)	09/25/65		2,600	2,599,971
					4,843,225
Other 0.5%
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		786	775,103
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,759,995
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		2,000	2,012,776
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		491	516,681
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		950	960,516
					6,025,071
Residential Mortgage-Backed Securities 0.6%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.047(c)	11/25/60	EUR	59	68,687
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		1,834	1,840,641
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		3,785	3,807,426
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		1,438	1,441,513

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	189	165,472
					7,323,739
Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		375	155,664

Total Asset-Backed Securities (cost $155,652,809)					155,796,549
Commercial Mortgage-Backed Securities 6.3%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203(cc)	05/15/35		4,900	4,397,750
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		5,000	4,337,500
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		100	84,250
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.059(c)	04/15/42		1,130	1,130,705
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.509(c)	04/15/42		1,060	1,061,323
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		11,949	952,584
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		10,349	906,145
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	233,770
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	221,396
Series 2019-C04, Class XB, IO	1.253(cc)	08/15/52		43,170	1,580,061

Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57		13,473	1,088,410
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.548(c)	07/15/41		1,700	1,695,756
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.648(c)	07/15/39		1,205	1,202,901

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.209%(c)	03/15/42	1,658	$1,647,680
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	3.002(cc)	05/15/57	16,130	1,245,046
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39	2,240	2,323,467
BPR Trust, Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38	3,800	3,956,559
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.339(c)	08/15/42	2,252	2,251,969
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.649(c)	04/15/40	997	1,002,290
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.959(c)	02/15/35	2,110	2,108,682
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.952(c)	03/15/30	1,873	1,863,342
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.259(c)	06/15/35	1,040	1,039,287
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	633,115
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,900	46,363

Durst Commercial Mortgage Trust, Series 2025-151, Class A, 144A	5.317(cc)	08/10/42	4,500	4,598,259
ELP Commercial Mortgage Trust, Series 2025-ELP, Class A, 144A	4.604(cc)	11/13/42	2,900	2,916,093
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.469(cc)	03/25/26	949	1,902
Series K066, Class X1, IO	0.864(cc)	06/25/27	6,822	56,944
Series K103, Class X1, IO	0.751(cc)	11/25/29	145,722	3,189,369

GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.613(c)	11/25/41	2,155	2,159,118
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40	1,895	1,974,270
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40	970	1,006,661

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	1,650	495,000
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.674(c)	04/15/38	2,188	2,190,724
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.352(c)	10/15/40	2,300	2,299,999
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.499(c)	02/15/42	2,110	2,110,694
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.573(c)	03/15/36	772	726,518
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	5.823(c)	03/15/36	400	372,434

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	2,000,353
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.573(c)	05/15/31	11,200	11,216,047
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.250(c)	10/15/41	700	701,371
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.899(c)	10/15/41	1,100	1,099,500
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.309(c)	08/15/42	1,750	1,749,961

Total Commercial Mortgage-Backed Securities (cost $80,227,810)				77,875,568
Corporate Bonds 31.2%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	1,017,346
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,082,532
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,758,415

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	06/15/33		595	$629,093
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		373	373,000
					5,860,386
Agriculture 0.0%
Altria Group, Inc., Gtd. Notes(h)	3.400	05/06/30		100	96,433
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		1,925	1,944,250
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.750	10/28/29		1,720	1,681,584
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		695	702,548
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		336	308,185
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		850	848,679
Sr. Sec’d. Notes, 144A	4.625	04/15/29		400	398,352
					5,883,598
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		1,250	1,192,156
Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	3.250	02/12/32		875	769,543
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		1,175	1,159,473
Sr. Unsec’d. Notes	2.900	02/16/28		550	527,501

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	3.600	06/21/30		1,365	1,313,951
Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	2,500	2,946,970
					6,717,438
Auto Parts & Equipment 0.4%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30		50	51,950
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		3,015	3,015,470
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29		200	206,852
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		80	82,989
Sr. Sec’d. Notes, 144A	5.750	08/15/32		135	138,690

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		1,975	1,975,097
					5,471,048

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 5.9%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250%(ff)	09/30/31	1,315	$1,295,932
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	1,185	1,078,931
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,478,286
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,935	2,743,514
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	1,200	1,144,898
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	968,669
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	1,270	1,155,648
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,579,755

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,912,225
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	600	602,304
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	402,499
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	604,008
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,541,373
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,394,531
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	263,167
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,042,066

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.619(ff)	11/06/31	2,865	2,883,772
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	666,906
JPMorgan Chase & Co., Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,827,085
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,507,741
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,754,690
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,542,856
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,820	3,505,843
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	745	673,440
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,352,276

Truist Financial Corp., Jr. Sub. Notes, Series N	6.669(ff)	03/01/26(oo)	710	711,263
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,552,384
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,487,415
				72,785,477
Building Materials 0.3%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	150	75,224
Griffon Corp., Gtd. Notes	5.750	03/01/28	515	516,094
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	450	384,864
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	395	410,613

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	03/01/33		85	$88,597

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		1,565	1,569,492
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,200	1,164,277
					4,209,161
Chemicals 0.4%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		575	517,486
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		212	82,680
Gtd. Notes, 144A	4.500	01/31/30		262	93,010
Gtd. Notes, 144A	8.500	01/12/31		4,925	1,799,595

OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	186,438
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30		1,560	1,546,350
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		730	724,985
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		180	181,125
					5,131,669
Commercial Services 0.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		728	727,359
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,625	1,594,978
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	665,965
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	412,058

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		365	324,163
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	212,699
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		870	853,387
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	643,649
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.000	06/15/30		285	299,511
Gtd. Notes, 144A(a)	7.250	06/15/33		120	126,969

United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		2,050	1,925,230
					7,785,968
Computers 0.1%
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	348,824
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	709,861
					1,058,685

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services 2.0%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610%	05/03/27		1,250	$1,253,580
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31		600	599,281
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	8.375	04/01/32		220	231,081
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 2.270%^(x)	7.230(c)	05/31/26(d)		6,293	5,601,043
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	344,246
Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,723,039
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,746,557
Gtd. Notes	4.000	09/15/30		750	704,145

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		1,800	1,760,183
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	816,496
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month EURIBOR + 5.500%(a)	7.514(c)	12/15/29	EUR	2,475	2,812,203
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,399,469
					24,991,323
Electric 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	668,925
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,760,787
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,178,905
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	4,014,915

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	278,418
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,518,624
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,560,327
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	327,688
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,681,471

Light S/A (Brazil), Unsec’d. Notes	23.382(s)	08/31/27		326	48,859
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%	2.260	12/19/37		319	79,850
Sr. Sec’d. Notes	4.210	12/19/32		760	448,211

Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		739	730,865
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,535
Gtd. Notes, 144A	3.375	02/15/29		200	191,450
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,301,575
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,380,129
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,281,572
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	245,744

Pacific Gas & Electric Co., Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,531,769
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,151,406

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PG&E Corp., Jr. Sub. Notes(a)	7.375%(ff)	03/15/55	100	$103,597
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	4,130	4,042,868
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	875	886,298
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	3,125	3,193,099
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	225	222,010
Gtd. Notes, 144A	5.000	07/31/27	405	406,240

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	555	553,512
				36,014,649
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	205	211,952
Gtd. Notes, 144A	6.625	03/15/32	160	167,874
Gtd. Notes, 144A	7.250	06/15/28	975	989,613
				1,369,439
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	665	623,532
Engineering & Construction 0.8%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	95	97,566
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	2,330	2,271,936
Sr. Sec’d. Notes, 144A	5.500	10/31/46	938	823,883
Sr. Sec’d. Notes, 144A	5.500	07/31/47	6,142	5,390,834
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	875	833,510
Gtd. Notes, 144A	5.625	01/31/34	125	126,741
				9,544,470
Entertainment 0.7%
Brightstar Lottery PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	325	327,129
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29	3,000	2,842,024
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	337,897
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,275	1,245,781
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	3,125	3,125,664
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,000	492,331
				8,370,826

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750%	10/15/33		285	$291,555
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		210	219,958
					511,513
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		1,775	1,776,686
Gtd. Notes, 144A	5.500	03/31/31		55	55,825
Gtd. Notes, 144A	5.750	03/31/34		90	90,747
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,250	1,224,604
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		575	570,899
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	735	828,380
Sr. Sec’d. Notes	8.125	05/14/30	GBP	697	864,955
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	275	310,873

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	141,301
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	436,782
Gtd. Notes, 144A	4.375	01/31/32		725	693,299

Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		2,000	1,943,801
					8,938,152
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,684,994
Gas 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		295	296,072
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		2,150	2,091,280
Healthcare-Services 0.7%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	92,770
Gtd. Notes, 144A	4.625	06/01/30		2,500	2,426,335
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,326,639
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,744,569

Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/31		315	321,919
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		325	318,957
Sr. Sec’d. Notes	4.375	01/15/30		875	857,312
Sr. Sec’d. Notes	4.625	06/15/28		825	825,625
Sr. Sec’d. Notes, 144A	5.500	11/15/32		215	218,459
					9,132,585

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	2,881	$2,989,168
Home Builders 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	642,963
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	782,132
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	125,058
Gtd. Notes(a)	7.250	10/15/29	3,233	3,306,388
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,230,157
Gtd. Notes, 144A	6.250	09/15/27	275	274,920
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,151,040

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	550	559,185
KB Home,
Gtd. Notes	4.000	06/15/31	615	581,603
Gtd. Notes	6.875	06/15/27	941	960,438

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	800	796,203
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,467,750
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,907,664
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	85	87,675
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	530	532,556
				16,405,732
Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	90	91,164
Sr. Unsec’d. Notes	6.500	06/15/33	225	223,542
				314,706
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,475	1,337,669
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	145	139,233
Sr. Unsec’d. Notes	6.625	05/15/32	75	70,742
				209,975
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	75	69,184
Internet 0.6%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	5,734	6,188,573
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	266	273,935

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet (cont’d.)
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000%	11/15/27	EUR	318	$368,629
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	579,015
					7,410,152
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	977,938
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32		625	657,994
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		245	252,341
Gtd. Notes, 144A	7.375	05/01/33		160	165,202
Gtd. Notes, 144A	7.500	09/15/31		400	419,517
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		125	127,783
Sr. Unsec’d. Notes, 144A	6.000	12/15/35		125	127,261

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		450	471,199
					3,199,235
Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29		300	301,646
Gtd. Notes, 144A	5.750	03/15/30		150	153,733
Gtd. Notes, 144A	5.750	08/01/32		1,570	1,609,407
Sr. Sec’d. Notes, 144A	4.000	08/01/28		100	98,250

NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/01/30		1,100	1,111,792
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28		25	25,433
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.875	10/15/33		145	147,356
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29		1,075	1,074,237
					4,521,854
Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,020	1,009,800
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	248,309
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	2,146,500
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,494,316
Gtd. Notes	5.500	04/15/27		250	251,684
					5,150,609
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		125	130,463
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		900	957,764
					1,088,227

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27		750	$749,377
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		1,350	1,337,235

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45		50	47,995
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,080	599,498
Gtd. Notes, 144A	4.125	12/01/30		200	114,320
Gtd. Notes, 144A	5.375	02/01/28		225	162,854
Gtd. Notes, 144A	5.500	04/15/27		400	345,055
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	169,451
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	1,480,941
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		200	168,141
Gtd. Notes(x)	7.375	07/01/28		250	232,982
Gtd. Notes(x)	7.750	07/01/26		4,570	4,471,914

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		525	548,668
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	645,570
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(x)	4.250	01/15/30	GBP	2,300	2,782,682
					13,856,683
Mining 1.1%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		1,405	1,363,019
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		1,050	1,155,987
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		155	160,954
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		245	252,350
Sec’d. Notes, 144A	9.375	03/01/29		1,210	1,277,433

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	831,519
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		277	278,189
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26		900	900,288
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,265	1,343,667
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32		760	806,535
Novelis Corp., Gtd. Notes, 144A	6.375	08/15/33		850	857,936
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	4,495,230
					13,723,107
Oil & Gas 1.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31		150	144,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,163,676
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	286,212

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000%	10/15/26		1,000	$998,805
Gtd. Notes, 144A	8.375	07/01/28		50	51,668
Gtd. Notes, 144A	8.625	11/01/30		325	340,419
Gtd. Notes, 144A	8.750	07/01/31		25	26,054
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		470	458,083
Gtd. Notes, 144A	8.375	01/15/34		575	567,118
Gtd. Notes, 144A	9.250	02/15/28		224	231,906
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	1,015,750
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,262,538
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	568,926
Gtd. Notes, 144A	5.875	02/01/29		425	425,315
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	663,289
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	636,165
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	703,380
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		149	146,419
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		149	146,418
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		45	43,925

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		650	658,302
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	730	961,107
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	101,190
Gtd. Notes	6.625	06/15/38		63	57,236
Gtd. Notes	6.700	02/16/32		1,137	1,126,596
Gtd. Notes, EMTN	2.750	04/21/27	EUR	424	485,593
Gtd. Notes, MTN	8.750	06/02/29		2,020	2,161,400

Preem AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	2,000	2,397,852
					19,005,744
Packaging & Containers 0.2%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		690	690,896
Sr. Sec’d. Notes, 144A	6.750	04/15/32		250	252,531

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		1,100	1,049,213
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		100	101,736
					2,094,376
Pharmaceuticals 0.9%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,350	1,302,777
Gtd. Notes, 144A	6.125	08/01/28		300	302,656
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28		650	586,424
Gtd. Notes, 144A(x)	5.000	02/15/29		800	634,500
Gtd. Notes, 144A(x)	5.250	01/30/30		1,175	857,750
Gtd. Notes, 144A(x)	5.250	02/15/31		4,025	2,676,625

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A(x)	6.250%	02/15/29	75	$61,305
Gtd. Notes, 144A(x)	7.000	01/15/28	1,225	1,136,953
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	575	521,261

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	22,834
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,585,714
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	525	440,107
				11,128,906
Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	1,800	1,802,767
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,976,431
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	656,891
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,506

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.099(c)	08/16/77	200	199,983
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	234,458
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,249,691
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,149,342

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	570	484,462
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	150	155,217
Sr. Sec’d. Notes, 144A	6.750	01/15/36	500	524,344
Sr. Sec’d. Notes, 144A	7.500	05/01/33	146	159,416
Sr. Sec’d. Notes, 144A	7.750	05/01/35	357	397,925

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	69,109
				11,064,542
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	93,825
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	170	177,631
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,887,422
Gtd. Notes, 144A	5.375	08/01/28	920	921,495

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,950	1,905,911
				6,986,284
Real Estate Investment Trusts (REITs) 0.7%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,569,585
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,763,367
Sr. Unsec’d. Notes	4.750	02/15/28	1,425	1,367,601

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500%	03/15/31		500	$367,155
Gtd. Notes	5.000	10/15/27		450	434,872
Sr. Sec’d. Notes, 144A	8.500	02/15/32		50	52,951

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		500	517,832
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		1,800	1,791,096
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	344,856
Gtd. Notes, 144A	4.500	09/01/26		75	75,035
Gtd. Notes, 144A	4.625	12/01/29		285	283,629
					8,567,979
Retail 1.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,286,739
Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		325	271,170
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,900,376
Carvana Co., Sr. Sec’d. Notes, 144A	9.000	06/01/30		800	836,308
CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,768,230
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,571,356
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		900	840,196
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,179
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	783,692
Gtd. Notes, 144A	3.875	10/01/31		750	697,935

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	529,153
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		250	261,936
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,852,956
					17,648,226
Software 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		290	262,278
Gtd. Notes, 144A	9.250	06/01/30		575	530,644
					792,922
Telecommunications 1.6%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		127	13
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		84	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		1,120	1,143,436
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		75	71,735
Sr. Sec’d. Notes, 144A	6.875	06/30/33		400	407,843

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	03/31/34		815	$835,825

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,535,591
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	667,980
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	400	469,617
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	1,925	2,292,308

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,652,512
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%	11.750	03/01/28	GBP	1,940	141,210
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125	12/31/32		3,500	3,320,625
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,900	1,802,151

Veon Midco BV (Pakistan), Gtd. Notes, EMTN	3.375	11/25/27		2,950	2,781,297
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	145,535
					19,267,678
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		76	78,730
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		1,605	1,534,983
					1,613,713

Total Corporate Bonds (cost $405,581,558)					388,207,525
Floating Rate and Other Loans 1.0%
Auto Parts & Equipment 0.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32		250	249,844
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28		387	377,312
					627,156
Chemicals 0.1%
Root Bidco Sarl (Portugal), Term Loan	—(p)	09/27/30		1,425	1,632,572
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.666(c)	08/12/28		172	172,351
Healthcare-Products 0.1%
Avantor Funding, Inc., Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.460(c)	10/11/32	EUR	825	961,676
Insurance 0.1%
Asurion LLC, New Term B-11 Loan, 1 Month SOFR + 4.350%	8.266(c)	08/21/28		688	686,225

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	01/02/28		270	$160,001
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.916(c)	07/10/32		348	345,060
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	1,025	1,168,545
					1,513,605
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		179	180,742
Initial Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		1,847	1,863,811
					2,044,553
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	6.280(c)	04/23/26		62	62,284
Retail 0.1%
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.750%	8.719(c)	07/18/32	GBP	1,325	1,765,491
Telecommunications 0.2%
Zegona Holdco Ltd. (United Kingdom), Facility B Loan, 6 Month EURIBOR + 3.000%	4.954(c)	07/17/29	EUR	2,500	2,905,406

Total Floating Rate and Other Loans (cost $12,165,077)					12,531,320
Municipal Bond 0.1%
Illinois
State of Illinois, General Obligation Unlimited, Taxable (cost $1,108,957)	5.100	06/01/33		1,056	1,082,122
Residential Mortgage-Backed Securities 4.5%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.199(c)	07/01/26		680	682,158
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.272(c)	08/25/34		1,750	1,764,394
BRAVO Residential Funding Trust, Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		2,341	2,350,237
Clavel Residential DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.565(c)	10/28/66	EUR	1,500	1,707,751
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.065(c)	10/28/66	EUR	1,000	1,136,659

COLT Mortgage Loan Trust, Series 2025-10, Class M1, 144A	6.014(cc)	10/25/70		1,800	1,814,144
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.172(c)	10/25/41		1,220	1,241,107
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.322(c)	03/25/42		1,000	1,066,774
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.172(c)	03/25/42		1,000	1,025,409
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.872(c)	06/25/42		500	540,323
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.672(c)	07/25/42		500	534,101
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.672(c)	07/25/42		635	659,667

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

EFMT, Series 2025-INV03, Class M1, 144A	6.171%(cc)	07/25/70		2,583	$2,611,333
Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35		2,119	222,083
Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48		1,500	1,347,529
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		3,243	3,281,334
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.072(c)	12/25/50		3,240	3,461,425
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.872(c)	11/25/41		310	311,917
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.422(c)	05/25/42		700	723,100

Freddie Mac REMIC, Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		2,414	2,442,781
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,610	2,382,558
Series 2019-137, Class IO, IO	3.000	11/20/49		3,516	581,433
Series 2019-159, Class IJ, IO	3.500	12/20/49		614	97,047

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		2,901	2,907,247
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		3,100	3,114,188
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.200(c)	06/27/27		2,000	2,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.059(c)	05/26/66	EUR	1,200	1,346,098
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.819(c)	01/25/48		60	58,563
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.972(c)	04/25/34		2,015	2,032,291
PMT Credit Risk Transfer Trust, Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.125(c)	09/27/28		3,661	3,703,387
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		1,092	1,094,450
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		3,574	3,581,659

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.772(c)	11/25/31		1,146	1,159,280
RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		1,899	1,903,263
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		1,132	1,133,599

Total Residential Mortgage-Backed Securities (cost $55,719,233)					56,019,290
Sovereign Bonds 3.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	469	437,626
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,160	959,100
Sr. Unsec’d. Notes	1.000	07/09/29		2,423	2,112,565

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		909	910,173
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.500	11/06/30		1,980	2,020,590
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	3,730	4,317,675
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	595	668,326
Sr. Unsec’d. Notes	7.500	02/02/34		1,410	1,483,320
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		663	671,287

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		1,635	$1,655,437
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,756,877
Sr. Unsec’d. Notes, 144A(a)	6.600	06/01/36		1,800	1,884,600

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		2,800	2,781,716
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	6.750	09/23/55		3,137	3,306,398
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,294,436
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	1,934,290
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,814,053
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,945,195
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	3,997,108

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30		2,390	2,449,858
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	443,230
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,161,409
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,347,148
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	441,107

Total Sovereign Bonds (cost $43,039,247)					44,793,524
U.S. Government Agency Obligations 25.7%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		1,288	1,056,220
Federal Home Loan Mortgage Corp.	2.000	01/01/51		503	412,477
Federal Home Loan Mortgage Corp.	2.000	04/01/51		2,727	2,234,685
Federal Home Loan Mortgage Corp.	2.000	11/01/51		2,552	2,089,796
Federal Home Loan Mortgage Corp.	2.500	08/01/50		5,291	4,537,767
Federal Home Loan Mortgage Corp.	2.500	09/01/50		10,769	9,244,613
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		11,260	9,817,147
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,677	1,439,198
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,326	1,135,980
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,820	1,556,529
Federal Home Loan Mortgage Corp.	2.500	11/01/51		8,177	7,001,834
Federal Home Loan Mortgage Corp.	3.000	11/01/51		334	298,444
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,349	2,982,610
Federal Home Loan Mortgage Corp.	3.000	04/01/52		2,268	2,018,948
Federal Home Loan Mortgage Corp.	3.500	12/01/50		1,683	1,559,453
Federal Home Loan Mortgage Corp.	3.500	03/01/52		339	315,587
Federal Home Loan Mortgage Corp.	3.500	04/01/52		1,334	1,234,576
Federal Home Loan Mortgage Corp.	3.500	05/01/52		7,415	6,869,979
Federal Home Loan Mortgage Corp.	4.000	05/01/52		1,923	1,843,036
Federal Home Loan Mortgage Corp.	4.500	06/01/52		2,449	2,408,634
Federal Home Loan Mortgage Corp.	4.500	09/01/52		634	623,930
Federal Home Loan Mortgage Corp.	5.000	12/01/43		1,351	1,391,615
Federal Home Loan Mortgage Corp.	5.000	08/01/50		1,913	1,938,990
Federal Home Loan Mortgage Corp.	5.000	08/01/52		541	542,401
Federal Home Loan Mortgage Corp.	5.000	10/01/54		494	493,219
Federal Home Loan Mortgage Corp.	5.000	11/01/54		1,480	1,478,551
Federal Home Loan Mortgage Corp.	5.000	12/01/54		301	301,109
Federal Home Loan Mortgage Corp.	5.500	11/01/52		1,647	1,677,439
Federal Home Loan Mortgage Corp.	5.500	08/01/54		6,014	6,095,834
Federal Home Loan Mortgage Corp.	5.500	09/01/54		966	978,538
Federal Home Loan Mortgage Corp.	5.500	10/01/54		507	513,279
Federal Home Loan Mortgage Corp.	5.500	12/01/54		3,644	3,691,484
Federal Home Loan Mortgage Corp.	5.500	01/01/55		18,275	18,509,925
Federal Home Loan Mortgage Corp.	5.500	04/01/55		2,825	2,860,822
Federal Home Loan Mortgage Corp.	5.500	05/01/55		1,884	1,908,616

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	11/01/52	1,849	$1,902,279
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,112	1,143,044
Federal National Mortgage Assoc.	1.500	12/01/50	2,694	2,094,087
Federal National Mortgage Assoc.	1.500	01/01/51	2,390	1,855,610
Federal National Mortgage Assoc.	1.500	03/01/51	2,598	2,021,142
Federal National Mortgage Assoc.	1.500	07/01/51	3,299	2,565,436
Federal National Mortgage Assoc.(tt)	2.000	TBA	3,000	2,440,392
Federal National Mortgage Assoc.	2.000	TBA	23,000	18,716,863
Federal National Mortgage Assoc.	2.000	01/01/51	4,632	3,798,139
Federal National Mortgage Assoc.	2.000	04/01/51	1,442	1,180,949
Federal National Mortgage Assoc.	2.000	05/01/51	5,247	4,299,558
Federal National Mortgage Assoc.	2.000	11/01/51	2,670	2,187,185
Federal National Mortgage Assoc.	2.500	TBA	2,500	2,127,339
Federal National Mortgage Assoc.	2.500	06/01/50	2,511	2,158,512
Federal National Mortgage Assoc.	2.500	12/01/50	529	454,380
Federal National Mortgage Assoc.	2.500	02/01/51	1,607	1,382,941
Federal National Mortgage Assoc.	2.500	03/01/51	2,620	2,248,652
Federal National Mortgage Assoc.	2.500	05/01/51	499	428,105
Federal National Mortgage Assoc.	2.500	06/01/51	954	817,571
Federal National Mortgage Assoc.	2.500	07/01/51	2,197	1,882,321
Federal National Mortgage Assoc.	2.500	08/01/51	10,383	8,950,740
Federal National Mortgage Assoc.	2.500	09/01/51	886	758,569
Federal National Mortgage Assoc.	2.500	02/01/52	2,227	1,907,594
Federal National Mortgage Assoc.	3.000	10/01/51	918	818,864
Federal National Mortgage Assoc.	3.000	11/01/51	862	770,263
Federal National Mortgage Assoc.	3.000	12/01/51	9,477	8,482,555
Federal National Mortgage Assoc.	3.000	02/01/52	3,623	3,227,574
Federal National Mortgage Assoc.	3.000	02/01/52	4,873	4,366,289
Federal National Mortgage Assoc.	3.000	04/01/52	13,425	11,962,204
Federal National Mortgage Assoc.	3.500	07/01/47	2,005	1,918,380
Federal National Mortgage Assoc.	3.500	07/01/51	894	832,654
Federal National Mortgage Assoc.	3.500	04/01/52	4,610	4,271,726
Federal National Mortgage Assoc.	3.500	05/01/52	5,270	4,882,718
Federal National Mortgage Assoc.	3.500	06/01/52	1,072	997,477
Federal National Mortgage Assoc.	4.000	TBA	4,000	3,808,093
Federal National Mortgage Assoc.	4.000	05/01/52	12,998	12,457,403
Federal National Mortgage Assoc.	4.000	06/01/52	542	519,790
Federal National Mortgage Assoc.	4.500	12/01/50	3,175	3,207,611
Federal National Mortgage Assoc.	4.500	06/01/52	4,830	4,750,601
Federal National Mortgage Assoc.	4.500	07/01/52	2,308	2,260,342
Federal National Mortgage Assoc.	5.000	11/01/44	472	483,878
Federal National Mortgage Assoc.	5.000	08/01/50	1,761	1,786,498
Federal National Mortgage Assoc.	5.000	10/01/50	1,616	1,639,241
Federal National Mortgage Assoc.	5.000	07/01/52	510	511,010
Federal National Mortgage Assoc.	5.000	08/01/52	1,014	1,018,392
Federal National Mortgage Assoc.	5.000	08/01/52	3,609	3,618,820
Federal National Mortgage Assoc.	5.000	09/01/52	1,788	1,792,999
Federal National Mortgage Assoc.	5.000	12/01/52	1,504	1,508,599
Federal National Mortgage Assoc.	5.000	12/01/54	4,784	4,778,484
Federal National Mortgage Assoc.	5.000	01/01/55	1,357	1,355,144
Federal National Mortgage Assoc.	5.500	11/01/52	4,443	4,531,508
Federal National Mortgage Assoc.	5.500	12/01/54	1,447	1,466,055
Federal National Mortgage Assoc.	5.500	06/01/55	552	558,879
Federal National Mortgage Assoc.	5.500	07/01/55	4,306	4,360,918
Federal National Mortgage Assoc.	6.000	11/01/52	2,131	2,193,168
Federal National Mortgage Assoc.	6.000	12/01/52	3,388	3,492,256
Federal National Mortgage Assoc.	6.500	01/01/53	777	805,429
Government National Mortgage Assoc.	2.000	10/20/50	4,927	4,103,772
Government National Mortgage Assoc.	2.000	12/20/50	654	544,899
Government National Mortgage Assoc.	2.000	01/20/51	1,792	1,492,465
Government National Mortgage Assoc.	2.500	08/20/50	875	760,639

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.500%	09/20/50	1,533	$1,332,423
Government National Mortgage Assoc.	2.500	03/20/51	2,251	1,954,007
Government National Mortgage Assoc.	3.000	09/20/51	4,870	4,398,132
Government National Mortgage Assoc.	3.500	11/20/47	658	616,939
Government National Mortgage Assoc.	3.500	11/20/48	783	728,732
Government National Mortgage Assoc.	3.500	12/20/51	4,876	4,506,808
Government National Mortgage Assoc.	3.500	01/20/52	3,034	2,812,335
Government National Mortgage Assoc.	3.500	03/20/52	1,377	1,277,663
Government National Mortgage Assoc.	3.500	04/20/52	1,546	1,429,487
Government National Mortgage Assoc.	4.000	06/20/51	599	576,169
Government National Mortgage Assoc.	4.000	01/20/52	628	600,367
Government National Mortgage Assoc.	4.000	04/20/52	1,425	1,363,098
Government National Mortgage Assoc.	4.000	06/20/52	756	722,699
Government National Mortgage Assoc.	4.000	08/20/52	2,352	2,252,408
Government National Mortgage Assoc.	4.500	07/20/52	1,100	1,084,301
Government National Mortgage Assoc.	4.500	08/20/52	6,632	6,536,803
Government National Mortgage Assoc.	6.000	09/20/52	210	216,405
Government National Mortgage Assoc.	6.000	10/20/52	649	666,728
Government National Mortgage Assoc.	6.000	02/20/53	660	678,248
Government National Mortgage Assoc.	6.000	06/20/53	866	888,667
Government National Mortgage Assoc.	6.000	09/20/54	812	828,935
Government National Mortgage Assoc.	6.500	TBA	1,000	1,029,179
Government National Mortgage Assoc.	6.500	03/20/54	447	461,398

Total U.S. Government Agency Obligations (cost $316,891,368)				319,684,201
U.S. Treasury Obligations 13.5%
U.S. Treasury Bonds(h)	2.375	11/15/49	9,600	6,351,000
U.S. Treasury Bonds	3.125	02/15/43	4,825	3,980,625
U.S. Treasury Bonds(k)	3.375	11/15/48	3,825	3,105,422
U.S. Treasury Bonds	3.875	02/15/43	7,420	6,812,488
U.S. Treasury Bonds	4.375	08/15/43	23,840	23,251,450
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,814,483
U.S. Treasury Bonds	4.750	11/15/43	11,790	12,031,327
U.S. Treasury Bonds	4.750	05/15/55	195	197,529
U.S. Treasury Bonds	5.000	05/15/45	16,000	16,787,500
U.S. Treasury Notes(k)	1.250	11/30/26	32,620	31,858,017
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	34,575,469
U.S. Treasury Notes	4.125	10/31/31	1,225	1,252,754
U.S. Treasury Notes	4.500	12/31/31	7,385	7,700,593
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	137,210
U.S. Treasury Strips Coupon(k)	1.939(s)	08/15/40	11,065	5,582,944
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	110	61,597
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	830	450,701
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	5,160	2,255,195
U.S. Treasury Strips Coupon(k)	2.341(s)	02/15/40	5,135	2,664,910
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	580	288,219
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	617,112
U.S. Treasury Strips Coupon	4.407(s)	11/15/41	3,285	1,544,026
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	142,008
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	55,316
U.S. Treasury Strips Coupon	4.685(s)	08/15/46	230	83,609
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	75,452
U.S. Treasury Strips Coupon	4.759(s)	05/15/43	1,960	843,918
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	34,730
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	154,353
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	155	58,450

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	5.038%(s)	11/15/43	2,245	$940,015
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	466,613

Total U.S. Treasury Obligations (cost $175,000,436)				167,175,035

	Shares
Affiliated Exchange-Traded Funds 1.0%
PGIM Corporate Bond 0-5 Year ETF(a)	125,000	6,322,687

PGIM Corporate Bond 5-10 Year ETF	75,000	3,845,415

PGIM Floating Rate Income ETF	50,000	2,492,740

Total Affiliated Exchange-Traded Funds (cost $12,667,204)(wa)		12,660,842
Common Stocks 0.5%
Chemicals 0.1%
TPC Group, Inc.*	70,274	1,405,480
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	4,838	759,005
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	246	3,711
Codere Group Topco SA (Spain) (Class A2 Stock)*^	659	9,940
		13,651
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	37,739	144,654
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	10,284	1,253,928
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*(x)	116,510	2,111,744

Total Common Stocks (cost $1,006,630)		5,708,772
Preferred Stocks 0.3%
Electronic Equipment, Instruments & Components 0.3%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	3,925	3,925,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	7,553	93,048

Total Preferred Stocks (cost $3,833,780)		4,018,048

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Units	Value
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	15	$87
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	70,583	1

Total Warrants (cost $582)		88

Total Long-Term Investments (cost $1,262,894,691)		1,245,552,884

	Shares
Short-Term Investments 2.6%
Affiliated Mutual Funds 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wa)	19,481,956	19,481,956
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $12,063,244; includes $12,031,569 of cash collateral for securities on loan)(b)(wa)	12,071,976	12,063,525

Total Affiliated Mutual Funds (cost $31,545,200)		31,545,481
Options Purchased*~ 0.0%
(cost $213,479)		129,491

Total Short-Term Investments (cost $31,758,679)		31,674,972

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8% (cost $1,294,653,370)		1,277,227,856
Options Written*~ (0.1)%
(premiums received $1,297,575)		(989,629)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.7% (cost $1,293,355,795)		1,276,238,227
Liabilities in excess of other assets(z) (2.7)%		(33,615,256)

Net Assets 100.0%		$1,242,622,971

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,190,305 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,720,614; cash collateral of $12,031,569 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,000,000 is 0.2% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	$88,505	$84,250	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	4,337,500	0.3
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.203%(cc), 05/15/35	08/26/20	4,480,438	4,397,750	0.4
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/27/22-04/28/22	486,750	586,424	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	11/18/20-11/24/21	753,281	634,500	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	12/17/19-04/21/22	992,750	857,750	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	11/18/20-04/16/21	4,015,000	2,676,625	0.2
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	05/11/20	75,000	61,305	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	09/17/20	1,310,750	1,136,953	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	05/24/21	575,000	521,261	0.0
Diamond Sports Group LLC*	01/02/25	98,813	144,654	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	8	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	26,530	93,048	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	140,548	2,111,744	0.2
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,120,000	1,143,436	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	78,000	168,141	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	250,000	232,982	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/18/18-01/29/21	4,627,600	4,471,914	0.4
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	04/19/24	528,938	548,668	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	3,925,000	3,925,000	0.3
Ferrellgas Partners LP (Class B Stock)*	07/29/20	401,898	759,005	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	6,293,306	5,601,043	0.5
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 4.250%, 01/15/30	06/10/21-03/27/24	3,115,126	2,782,682	0.2
Total		$37,807,603	$37,276,649	3.0%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $22,369)^	23	$22,504	$135	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/32 (cost $37,280)^	38	37,506	226	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $270,000)^	270	272,476	2,476	—
		$332,486	$2,837	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.000%	TBA	01/14/26	(2,500)	$(2,492,932)
Federal National Mortgage Assoc.	5.500%	TBA	01/14/26	(10,500)	(10,624,160)
Government National Mortgage Assoc.	4.000%	TBA	12/18/25	(500)	(473,998)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $13,546,015)					$(13,591,090)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		62		155	$388
(cost $874)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		6,513	$30
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		13,025	59
Currency Option EUR vs CZK	Call	JPM	12/04/25	26.00		—	EUR	3,199	—
Currency Option EUR vs HUF	Call	CITI	12/11/25	420.00		—	EUR	1,596	9
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00		—	EUR	775	8
Currency Option EUR vs RON	Call	MSI	12/04/25	5.70		—	EUR	1,601	—
Currency Option EUR vs TRY	Call	CITI	12/08/25	99.00		—	EUR	6,388	620
Currency Option EUR vs TRY	Call	BOA	12/22/25	99.00		—	EUR	1,617	803
Currency Option EUR vs TRY	Call	BOA	12/23/25	99.00		—	EUR	5,663	2,755
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		13,899	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00		—		4,761	6
Currency Option USD vs KRW	Call	CITI	12/30/25	1,650.00		—		3,719	10
Currency Option USD vs TRY	Call	JPM	12/04/25	99.00		—		1,840	21
Currency Option USD vs TRY	Call	MSI	12/09/25	99.00		—		1,841	251
Currency Option USD vs TRY	Call	JPM	12/12/25	99.00		—		6,479	1,185
Currency Option USD vs TRY	Call	JPM	12/30/25	99.00		—		1,868	1,078
Currency Option USD vs TWD	Call	MSI	12/11/25	35.00		—		1,851	7
Currency Option USD vs TWD	Call	JPM	12/30/25	34.00		—		1,864	196
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20		—	EUR	2,325	4,921
Currency Option USD vs BRL	Put	MSI	12/04/25	5.00		—		5,519	—
Currency Option USD vs BRL	Put	CITI	12/23/25	5.00		—		1,861	9
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		13,899	156
Currency Option USD vs COP	Put	CITI	12/30/25	3,400.00		—		1,868	94
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		10,022	2
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,825	1
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00		—		3,646	—
Currency Option USD vs JPY	Put	MSI	12/04/25	140.00		—		1,841	—
Currency Option USD vs TWD	Put	JPM	12/30/25	27.00		—		1,851	66
Currency Option USD vs ZAR	Put	MSI	12/12/25	15.00		—		1,048	—
Currency Option USD vs ZAR	Put	CITI	12/23/25	16.00		—		1,861	52
Total OTC Traded (cost $42,892)									$12,339

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 4.120%	3.21%(A)	19,205		$97,831
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 4.120%	8.19%(A)	19,205		17
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	4,330		5,453
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	01/21/26	$100.00	CDX.NA.HY.45.V1(Q)	5.00%(Q)	6,010		7,568
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	12/17/25	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	74,730		3,310
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	12/17/25	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	26,010		1,152
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	12/17/25	0.88%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	35,330		1,433
Total OTC Swaptions (cost $169,713)									$116,764
Total Options Purchased (cost $213,479)									$129,491

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		28		70	$(175)
(premiums received $134)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPM	12/04/25	24.36	—	EUR	3,199	$(802)
Currency Option EUR vs HUF	Call	CITI	12/11/25	387.00	—	EUR	1,596	(2,022)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	775	(2,971)
Currency Option EUR vs RON	Call	MSI	12/04/25	5.11	—	EUR	1,601	(2,294)
Currency Option EUR vs TRY	Call	CITI	12/08/25	51.25	—	EUR	6,388	(18,127)
Currency Option EUR vs TRY	Call	BOA	12/22/25	51.50	—	EUR	1,617	(13,012)
Currency Option EUR vs TRY	Call	BOA	12/23/25	51.50	—	EUR	5,663	(50,059)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		13,899	(15)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		4,761	(262,520)
Currency Option USD vs KRW	Call	CITI	12/30/25	1,470.00	—		3,719	(29,311)
Currency Option USD vs TRY	Call	JPM	12/04/25	43.10	—		1,840	(2,706)
Currency Option USD vs TRY	Call	MSI	12/09/25	43.23	—		1,841	(5,656)
Currency Option USD vs TRY	Call	JPM	12/12/25	43.35	—		6,479	(26,322)
Currency Option USD vs TRY	Call	JPM	12/30/25	43.45	—		1,868	(18,738)
Currency Option USD vs TWD	Call	MSI	12/11/25	30.50	—		1,851	(57,232)
Currency Option USD vs TWD	Call	JPM	12/30/25	30.60	—		1,864	(52,930)
Currency Option USD vs BRL	Put	MSI	12/04/25	5.35	—		5,519	(27,451)
Currency Option USD vs BRL	Put	CITI	12/23/25	5.36	—		1,861	(17,381)
Currency Option USD vs COP	Put	CITI	12/30/25	3,800.00	—		1,868	(36,308)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		6,427	(1,744)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		3,646	(1,204)
Currency Option USD vs JPY	Put	MSI	12/04/25	153.75	—		1,841	(1,141)
Currency Option USD vs TWD	Put	JPM	12/30/25	30.50	—		1,851	(3,104)
Currency Option USD vs ZAR	Put	MSI	12/12/25	17.10	—		1,048	(6,228)
Currency Option USD vs ZAR	Put	CITI	12/23/25	17.25	—		1,861	(23,830)
Total OTC Traded (premiums received $742,410)								$(663,108)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 4.120%	19,205		$(57,582)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 4.120%	19,205		(38,555)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	4,330		(23,225)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.00	5.00%(Q)	CDX.NA.HY.45.V1(Q)	6,010		(32,236)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	25,000		(10,791)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	89,000		(38,417)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	01/21/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	48,540		(18,662)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	55,310		(19,129)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	35,330		(24,467)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	74,730		(46,943)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	02/18/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	26,010		(16,339)
Total OTC Swaptions (premiums received $555,031)									$(326,346)
Total Options Written (premiums received $1,297,575)									$(989,629)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
98	2 Year U.S. Treasury Notes	Mar. 2026	$20,468,219	$12,383
2,245	5 Year U.S. Treasury Notes	Mar. 2026	246,423,839	362,992
538	10 Year U.S. Treasury Notes	Mar. 2026	60,978,938	263,258
611	10 Year U.S. Ultra Treasury Notes	Mar. 2026	71,000,112	531,158
30	30 Year UMBS TBA – 5.5% Coupon	Jan. 2026	3,035,391	9,457
				1,179,248
Short Positions:
176	5 Year Euro-Bobl	Mar. 2026	23,881,674	10,948
41	10 Year Euro-Bund	Mar. 2026	6,147,082	5,196
36	20 Year U.S. Treasury Bonds	Mar. 2026	4,227,750	(30,541)
179	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	21,647,813	(197,047)
81	Euro Schatz Index	Mar. 2026	10,054,404	397
				(211,047)
				$968,201
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	61,925	$11,512,235	$11,589,103	$76,868	$—
Expiring 02/03/26	GSI	BRL	61,925	11,358,615	11,424,360	65,745	—
British Pound,
Expiring 01/22/26	MSI	GBP	3,468	4,538,032	4,591,203	53,171	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	2,362,168	2,474,000	2,545,995	71,995	—
Expiring 12/17/25	CITI	CLP	1,779,596	1,835,486	1,918,086	82,600	—
Expiring 12/17/25	TD	CLP	1,058,693	1,131,000	1,141,082	10,082	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	18,372	2,588,000	2,602,695	14,695	—
Expiring 12/17/25	HSBC	CNH	25,631	3,619,000	3,630,916	11,916	—
Expiring 12/17/25	JPM	CNH	34,088	4,801,000	4,829,036	28,036	—
Expiring 12/17/25	JPM	CNH	18,792	2,648,000	2,662,147	14,147	—
Expiring 12/17/25	MSI	CNH	21,342	3,005,000	3,023,315	18,315	—
Expiring 12/17/25	MSI	CNH	18,841	2,656,000	2,669,102	13,102	—
Expiring 12/17/25	MSI	CNH	9,933	1,401,000	1,407,098	6,098	—
Expiring 12/17/25	UAG	CNH	16,332	2,301,000	2,313,590	12,590	—
Colombian Peso,
Expiring 12/17/25	BARC	COP	3,953,855	1,052,660	1,050,383	—	(2,277)
Expiring 12/17/25	BNP	COP	6,005,470	1,591,000	1,595,416	4,416	—
Expiring 12/17/25	BOA	COP	5,407,308	1,374,000	1,436,508	62,508	—
Expiring 12/17/25	CITI	COP	4,419,126	1,153,000	1,173,987	20,987	—
Expiring 12/17/25	DB	COP	3,626,633	939,000	963,453	24,453	—
Expiring 12/17/25	GSI	COP	6,567,853	1,684,000	1,744,819	60,819	—
Expiring 12/17/25	HSBC	COP	5,422,949	1,393,000	1,440,663	47,663	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	37,498	1,803,000	1,801,664	—	(1,336)
Euro,
Expiring 01/22/26	CITI	EUR	1,516	1,749,176	1,764,326	15,150	—
Expiring 01/22/26	CITI	EUR	766	900,000	891,591	—	(8,409)
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	398,892	1,198,000	1,209,310	11,310	—
Expiring 01/22/26	DB	HUF	695,978	2,100,000	2,109,976	9,976	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 12/17/25	BOA	INR	240,904	$2,702,500	$2,693,050	$—	$(9,450)
Expiring 12/17/25	BOA	INR	93,514	1,060,000	1,045,392	—	(14,608)
Expiring 12/17/25	CITI	INR	86,679	972,450	968,985	—	(3,465)
Expiring 12/17/25	HSBC	INR	198,202	2,221,000	2,215,692	—	(5,308)
Expiring 12/17/25	HSBC	INR	98,993	1,116,000	1,106,633	—	(9,367)
Expiring 12/17/25	MSI	INR	179,002	2,009,000	2,001,055	—	(7,945)
Expiring 12/17/25	MSI	INR	103,273	1,159,000	1,154,481	—	(4,519)
Expiring 12/17/25	SCB	INR	2,217,581	25,018,539	24,790,240	—	(228,299)
Expiring 12/17/25	SCB	INR	222,420	2,497,000	2,486,427	—	(10,573)
Expiring 12/17/25	SCB	INR	202,782	2,275,000	2,266,893	—	(8,107)
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	33,763,569	2,030,000	2,028,700	—	(1,300)
Expiring 12/17/25	HSBC	IDR	59,542,087	3,586,000	3,577,615	—	(8,385)
Expiring 12/17/25	HSBC	IDR	40,151,090	2,446,000	2,412,497	—	(33,503)
Expiring 12/17/25	HSBC	IDR	36,327,720	2,175,000	2,182,768	7,768	—
Expiring 12/17/25	HSBC	IDR	34,160,894	2,053,000	2,052,574	—	(426)
Expiring 12/17/25	HSBC	IDR	33,832,410	2,060,000	2,032,837	—	(27,163)
Expiring 12/17/25	HSBC	IDR	29,368,251	1,782,000	1,764,605	—	(17,395)
Expiring 12/17/25	HSBC	IDR	28,961,273	1,748,000	1,740,152	—	(7,848)
Expiring 12/17/25	HSBC	IDR	25,134,276	1,511,000	1,510,205	—	(795)
Expiring 12/17/25	HSBC	IDR	22,212,129	1,351,000	1,334,626	—	(16,374)
Expiring 12/17/25	HSBC	IDR	21,051,624	1,258,000	1,264,897	6,897	—
Expiring 12/17/25	SCB	IDR	30,679,702	1,843,000	1,843,405	405	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	618,137	4,106,652	3,979,291	—	(127,361)
Expiring 01/22/26	MSI	JPY	249,980	1,661,209	1,609,261	—	(51,948)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	76,948	2,570,502	2,448,428	—	(122,074)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	14,125	4,010,180	4,198,551	188,371	—
Expiring 12/17/25	CITI	PEN	7,063	2,008,168	2,099,275	91,107	—
Expiring 12/17/25	CITI	PEN	6,259	1,848,000	1,860,320	12,320	—
Expiring 12/17/25	CITI	PEN	5,686	1,614,000	1,690,208	76,208	—
Expiring 12/17/25	CITI	PEN	5,140	1,523,000	1,527,715	4,715	—
Expiring 12/17/25	CITI	PEN	5,065	1,491,000	1,505,374	14,374	—
Expiring 12/17/25	CITI	PEN	4,411	1,309,000	1,311,231	2,231	—
Expiring 12/17/25	CITI	PEN	4,188	1,232,000	1,244,771	12,771	—
Expiring 12/17/25	CITI	PEN	3,556	1,052,000	1,057,006	5,006	—
Expiring 12/17/25	CITI	PEN	2,908	860,800	864,289	3,489	—
Expiring 12/17/25	CITI	PEN	2,249	662,490	668,424	5,934	—
Expiring 12/17/25	CITI	PEN	1,849	541,372	549,681	8,309	—
Expiring 12/17/25	CITI	PEN	1,837	541,280	545,967	4,687	—
Expiring 12/17/25	SCB	PEN	6,558	1,927,000	1,949,301	22,301	—
Expiring 12/17/25	SCB	PEN	5,607	1,595,000	1,666,471	71,471	—
Expiring 12/17/25	SCB	PEN	5,407	1,603,000	1,607,267	4,267	—
Expiring 12/17/25	SSB	PEN	7,063	2,004,009	2,099,275	95,266	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	68,309	1,159,000	1,164,690	5,690	—
Expiring 12/17/25	HSBC	PHP	161,024	2,731,000	2,745,502	14,502	—
Expiring 12/17/25	HSBC	PHP	117,776	2,000,000	2,008,114	8,114	—
Expiring 12/17/25	HSBC	PHP	76,144	1,292,251	1,298,269	6,018	—
Expiring 12/17/25	MSI	PHP	709,146	12,334,805	12,091,145	—	(243,660)
Expiring 12/17/25	MSI	PHP	56,553	960,000	964,238	4,238	—
Expiring 12/17/25	SCB	PHP	145,282	2,462,000	2,477,092	15,092	—
Expiring 12/17/25	SCB	PHP	106,889	1,867,000	1,822,480	—	(44,520)
Expiring 12/17/25	SCB	PHP	88,802	1,499,000	1,514,107	15,107	—
Expiring 12/17/25	UAG	PHP	42,345	723,479	721,998	—	(1,481)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 12/17/25	HSBC	SGD	2,918	$2,245,000	$2,255,456	$10,456	$—
Expiring 12/17/25	MSI	SGD	2,464	1,900,000	1,904,594	4,594	—
Expiring 12/17/25	MSI	SGD	1,966	1,536,000	1,519,379	—	(16,621)
Expiring 12/17/25	UAG	SGD	1,711	1,336,000	1,322,535	—	(13,465)
South African Rand,
Expiring 12/17/25	BARC	ZAR	32,638	1,856,113	1,904,617	48,504	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	2,654,780	1,839,000	1,810,828	—	(28,172)
Expiring 12/17/25	BOA	KRW	2,493,753	1,727,000	1,700,992	—	(26,008)
Expiring 12/17/25	BOA	KRW	1,816,849	1,261,000	1,239,274	—	(21,726)
Expiring 12/17/25	CITI	KRW	1,717,602	1,184,000	1,171,578	—	(12,422)
Expiring 12/17/25	MSI	KRW	1,041,937	714,000	710,706	—	(3,294)
Thai Baht,
Expiring 12/17/25	BOA	THB	34,803	1,078,000	1,082,728	4,728	—
Expiring 12/17/25	CITI	THB	51,140	1,573,000	1,590,958	17,958	—
Expiring 12/17/25	HSBC	THB	35,785	1,094,000	1,113,263	19,263	—
Expiring 12/17/25	HSBC	THB	29,934	917,000	931,235	14,235	—
Expiring 12/17/25	JPM	THB	46,699	1,435,000	1,452,816	17,816	—
Expiring 12/17/25	JPM	THB	44,636	1,390,000	1,388,615	—	(1,385)
Expiring 12/17/25	MSI	THB	29,984	925,000	932,798	7,798	—
Expiring 12/17/25	SCB	THB	76,696	2,375,000	2,386,007	11,007	—
Expiring 12/17/25	SCB	THB	64,710	1,992,000	2,013,131	21,131	—
Turkish Lira,
Expiring 12/17/25	BARC	TRY	106,639	2,454,000	2,469,989	15,989	—
Expiring 12/17/25	GSI	TRY	80,679	1,864,000	1,868,697	4,697	—
				$231,563,003	$232,063,490	1,641,476	(1,140,989)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	61,925	$11,527,451	$11,589,104	$—	$(61,653)
British Pound,
Expiring 01/22/26	BNY	GBP	20,320	27,011,204	26,897,363	113,841	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	1,519,411	1,615,000	1,637,653	—	(22,653)
Expiring 12/17/25	BOA	CLP	1,300,118	1,375,000	1,401,295	—	(26,295)
Expiring 12/17/25	BOA	CLP	1,043,779	1,107,000	1,125,008	—	(18,008)
Expiring 12/17/25	BOA	CLP	1,018,504	1,059,000	1,097,765	—	(38,765)
Expiring 12/17/25	CITI	CLP	1,459,392	1,552,000	1,572,964	—	(20,964)
Expiring 12/17/25	CITI	CLP	1,071,743	1,118,000	1,155,147	—	(37,147)
Expiring 12/17/25	CITI	CLP	869,757	904,000	937,443	—	(33,443)
Expiring 12/17/25	HSBC	CLP	2,203,782	2,322,000	2,375,284	—	(53,284)
Expiring 12/17/25	MSI	CLP	971,996	1,046,000	1,047,638	—	(1,638)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	12,928	1,827,000	1,831,414	—	(4,414)
Expiring 12/17/25	TD	CNH	154,292	21,766,783	21,857,509	—	(90,726)
Colombian Peso,
Expiring 12/17/25	CITI	COP	2,746,073	702,500	729,523	—	(27,023)
Expiring 12/17/25	CITI	COP	2,724,904	697,620	723,899	—	(26,279)
Expiring 12/17/25	GSI	COP	2,922,821	730,705	776,478	—	(45,773)
Expiring 12/17/25	GSI	COP	2,578,687	642,856	685,055	—	(42,199)
Expiring 12/17/25	HSBC	COP	2,750,419	706,500	730,677	—	(24,177)
Expiring 12/17/25	MSI	COP	2,922,821	735,782	776,478	—	(40,696)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 01/22/26	BNP	CZK	154,390	$7,413,585	$7,417,958	$—	$(4,373)
Euro,
Expiring 01/22/26	DB	EUR	38,805	45,104,417	45,161,850	—	(57,433)
Expiring 01/22/26	JPM	EUR	2,276	2,659,769	2,649,321	10,448	—
Expiring 01/22/26	SSB	EUR	29,250	34,277,805	34,040,680	237,125	—
Expiring 01/22/26	UAG	EUR	29,250	34,181,135	34,040,679	140,456	—
Hungarian Forint,
Expiring 01/22/26	JPM	HUF	421,616	1,266,000	1,278,201	—	(12,201)
Indian Rupee,
Expiring 12/17/25	BOA	INR	522,499	5,925,000	5,840,995	84,005	—
Expiring 12/17/25	BOA	INR	157,721	1,780,000	1,763,160	16,840	—
Expiring 12/17/25	BOA	INR	117,040	1,328,000	1,308,385	19,615	—
Expiring 12/17/25	CITI	INR	105,949	1,195,000	1,184,396	10,604	—
Expiring 12/17/25	JPM	INR	102,003	1,147,000	1,140,284	6,716	—
Expiring 12/17/25	MSI	INR	319,384	3,613,600	3,570,385	43,215	—
Expiring 12/17/25	MSI	INR	142,283	1,612,000	1,590,578	21,422	—
Expiring 12/17/25	SCB	INR	162,342	1,835,000	1,814,819	20,181	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	45,688,056	2,732,000	2,745,189	—	(13,189)
Expiring 12/17/25	BOA	IDR	25,217,000	1,510,000	1,515,176	—	(5,176)
Expiring 12/17/25	BOA	IDR	18,668,671	1,116,000	1,121,716	—	(5,716)
Expiring 12/17/25	BOA	IDR	17,638,506	1,060,000	1,059,818	182	—
Expiring 12/17/25	BOA	IDR	17,505,822	1,052,500	1,051,846	654	—
Expiring 12/17/25	HSBC	IDR	16,715,193	1,007,000	1,004,340	2,660	—
Expiring 12/17/25	HSBC	IDR	8,834,477	530,950	530,824	126	—
Expiring 12/17/25	HSBC	IDR	7,573,501	455,100	455,057	43	—
Expiring 12/17/25	JPM	IDR	30,900,980	1,869,512	1,856,700	12,812	—
Expiring 12/17/25	JPM	IDR	17,778,050	1,070,000	1,068,203	1,797	—
Expiring 12/17/25	MSI	IDR	15,517,980	927,000	932,405	—	(5,405)
Expiring 12/17/25	SCB	IDR	30,087,611	1,795,000	1,807,828	—	(12,828)
Expiring 12/17/25	SCB	IDR	26,090,919	1,580,000	1,567,685	12,315	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	20,804	1,104,683	1,134,481	—	(29,798)
New Zealand Dollar,
Expiring 01/22/26	MSI	NZD	744	426,291	427,978	—	(1,687)
Peruvian Nuevo Sol,
Expiring 12/17/25	BOA	PEN	2,724	807,600	809,769	—	(2,169)
Expiring 12/17/25	CITI	PEN	7,467	2,133,000	2,219,550	—	(86,550)
Expiring 12/17/25	CITI	PEN	6,594	1,948,000	1,959,977	—	(11,977)
Expiring 12/17/25	CITI	PEN	6,149	1,820,000	1,827,820	—	(7,820)
Expiring 12/17/25	CITI	PEN	5,206	1,490,000	1,547,501	—	(57,501)
Expiring 12/17/25	CITI	PEN	5,178	1,480,000	1,539,051	—	(59,051)
Expiring 12/17/25	CITI	PEN	5,084	1,450,000	1,511,043	—	(61,043)
Expiring 12/17/25	CITI	PEN	4,405	1,257,000	1,309,456	—	(52,456)
Expiring 12/17/25	CITI	PEN	4,350	1,281,000	1,292,885	—	(11,885)
Expiring 12/17/25	CITI	PEN	3,973	1,138,000	1,181,000	—	(43,000)
Expiring 12/17/25	CITI	PEN	2,095	621,000	622,706	—	(1,706)
Expiring 12/17/25	CITI	PEN	1,814	538,400	539,062	—	(662)
Expiring 12/17/25	SCB	PEN	5,189	1,485,000	1,542,436	—	(57,436)
Expiring 12/17/25	SCB	PEN	4,725	1,393,000	1,404,484	—	(11,484)
Expiring 12/17/25	SSB	PEN	5,271	1,499,000	1,566,855	—	(67,855)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	97,604	1,673,500	1,664,168	9,332	—
Expiring 12/17/25	CITI	PHP	95,596	1,637,500	1,629,932	7,568	—
Expiring 12/17/25	CITI	PHP	82,666	1,413,000	1,409,481	3,519	—
Expiring 12/17/25	CITI	PHP	80,796	1,376,000	1,377,594	—	(1,594)
Expiring 12/17/25	CITI	PHP	68,882	1,173,000	1,174,459	—	(1,459)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/17/25	CITI	PHP	34,753	$586,530	$592,550	$—	$(6,020)
Expiring 12/17/25	HSBC	PHP	122,091	2,077,000	2,081,683	—	(4,683)
Expiring 12/17/25	HSBC	PHP	98,529	1,691,000	1,679,941	11,059	—
Expiring 12/17/25	HSBC	PHP	82,665	1,417,000	1,409,460	7,540	—
Expiring 12/17/25	MSI	PHP	46,090	790,568	785,849	4,719	—
Expiring 12/17/25	SCB	PHP	29,630	502,840	505,206	—	(2,366)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	10,679	2,927,000	2,924,606	2,394	—
Expiring 01/22/26	JPM	PLN	5,185	1,414,000	1,419,969	—	(5,969)
Expiring 01/22/26	MSI	PLN	7,449	2,031,082	2,040,110	—	(9,028)
Expiring 01/22/26	MSI	PLN	3,387	927,413	927,749	—	(336)
Expiring 01/22/26	UAG	PLN	3,215	883,587	880,442	3,145	—
Singapore Dollar,
Expiring 12/17/25	BNP	SGD	2,417	1,860,000	1,868,055	—	(8,055)
Expiring 12/17/25	BOA	SGD	1,491	1,156,000	1,152,010	3,990	—
Expiring 12/17/25	BOA	SGD	1,400	1,096,000	1,081,925	14,075	—
Expiring 12/17/25	CITI	SGD	2,986	2,316,000	2,307,460	8,540	—
Expiring 12/17/25	JPM	SGD	2,439	1,917,000	1,884,678	32,322	—
Expiring 12/17/25	JPM	SGD	1,843	1,426,000	1,424,604	1,396	—
Expiring 12/17/25	MSI	SGD	33,798	26,459,130	26,120,366	338,764	—
Expiring 12/17/25	TD	SGD	1,778	1,374,000	1,374,259	—	(259)
Expiring 12/17/25	UAG	SGD	1,481	1,160,000	1,144,296	15,704	—
South African Rand,
Expiring 12/17/25	BOA	ZAR	22,015	1,285,000	1,284,702	298	—
Expiring 12/17/25	SCB	ZAR	13,767	798,000	803,393	—	(5,393)
South Korean Won,
Expiring 12/17/25	BOA	KRW	3,478,746	2,439,000	2,372,856	66,144	—
Expiring 12/17/25	BOA	KRW	3,335,362	2,279,000	2,275,054	3,946	—
Expiring 12/17/25	BOA	KRW	2,340,006	1,646,500	1,596,120	50,380	—
Expiring 12/17/25	JPM	KRW	905,399	654,985	617,573	37,412	—
Expiring 12/17/25	MSI	KRW	3,705,979	2,590,000	2,527,852	62,148	—
Expiring 12/17/25	MSI	KRW	2,875,845	1,973,000	1,961,616	11,384	—
Expiring 12/17/25	SCB	KRW	2,964,069	2,092,000	2,021,794	70,206	—
Expiring 12/17/25	UAG	KRW	2,909,510	1,986,000	1,984,580	1,420	—
Thai Baht,
Expiring 12/17/25	CITI	THB	36,135	1,141,000	1,124,156	16,844	—
Expiring 12/17/25	CITI	THB	33,663	1,067,000	1,047,249	19,751	—
Expiring 12/17/25	HSBC	THB	175,313	5,458,145	5,453,981	4,164	—
Expiring 12/17/25	HSBC	THB	83,113	2,555,000	2,585,640	—	(30,640)
Expiring 12/17/25	HSBC	THB	41,702	1,284,000	1,297,361	—	(13,361)
Expiring 12/17/25	JPM	THB	44,770	1,388,000	1,392,792	—	(4,792)
Expiring 12/17/25	MSI	THB	175,313	5,564,429	5,453,982	110,447	—
Expiring 12/17/25	MSI	THB	64,540	2,000,000	2,007,838	—	(7,838)
Expiring 12/17/25	MSI	THB	36,682	1,130,000	1,141,178	—	(11,178)
Expiring 12/17/25	MSI	THB	35,799	1,109,000	1,113,691	—	(4,691)
Expiring 12/17/25	MSI	THB	29,745	944,000	925,380	18,620	—
				$363,030,957	$362,751,869	1,692,288	(1,413,200)
						$3,333,764	$(2,554,189)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$187,039	$1,631	$185,408	DB
Dominican Republic	12/20/30	1.000%(Q)	2,000	49,135	1,631	47,504	DB
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(70,768)	1,631	(72,399)	DB
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	217,654	1,631	216,023	DB
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(59,355)	1,631	(60,986)	DB
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	149,545	7,341	142,204	DB
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	75,455	1,631	73,824	DB
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(31,175)	1,631	(32,806)	DB
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(159,592)	7,341	(166,933)	DB
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(235,360)	7,341	(242,701)	DB
Republic of Argentina	12/20/30	1.000%(Q)	2,000	486,395	1,631	484,764	DB
Republic of Chile	12/20/30	1.000%(Q)	4,000	(104,902)	3,263	(108,165)	DB
Republic of Colombia	12/20/30	1.000%(Q)	6,000	257,944	4,894	253,050	DB
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(98,450)	5,710	(104,160)	DB
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	156,760	1,631	155,129	DB
Republic of Panama	12/20/30	1.000%(Q)	3,000	48,481	2,447	46,034	DB
Republic of Peru	12/20/30	1.000%(Q)	3,000	(49,532)	2,447	(51,979)	DB
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(57,623)	2,447	(60,070)	DB
Republic of South Africa	12/20/30	1.000%(Q)	9,000	162,137	7,341	154,796	DB
Republic of Turkey	12/20/30	1.000%(Q)	9,000	523,977	7,341	516,636	DB
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(32,584)	1,631	(34,215)	DB
United Mexican States	12/20/30	1.000%(Q)	9,000	(27,857)	7,341	(35,198)	DB
				$1,387,324	$81,564	$1,305,760

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.350%	$(1,381,567)	$(91,353)	$(1,290,214)	DB
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$6,664	$(1,176)	$7,840	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	920	$(138,754)	$(103,524)	$(35,230)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(146,132)	(114,286)	(31,846)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	920	(138,350)	(74,346)	(64,004)	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	920	$(91,513)	$(83,121)	$(8,392)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)	920	(146,322)	(123,637)	(22,685)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)	920	(109,192)	(86,193)	(22,999)	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)	920	(144,215)	(118,602)	(25,613)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)	920	(156,796)	(27,745)	(129,051)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)	920	(135,191)	(107,731)	(27,460)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)	920	(147,888)	(109,033)	(38,855)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)	920	(143,165)	(115,609)	(27,556)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)	920	(139,459)	(93,350)	(46,109)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)	920	(147,360)	(120,944)	(26,416)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)	920	(153,360)	(97,770)	(55,590)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)	920	7,486	2,821	4,665	GSI
Organon & Co.	06/20/29	5.000%(Q)	920	(23,873)	(83,121)	59,248	GSI
PG&E Corp.	06/20/29	5.000%(Q)	920	(121,262)	(100,637)	(20,625)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)	920	(130,187)	(104,491)	(25,696)	GSI
Republic of France	12/20/30	0.250%(Q)	1,005	(5,523)	(3,035)	(2,488)	BARC
Republic of Italy	12/20/30	1.000%(Q)	1,510	(52,821)	(57,617)	4,796	BARC
Republic of Panama	06/20/28	1.000%(Q)	1,740	(10,396)	(8,448)	(1,948)	DB
Safeway, Inc.	06/20/29	5.000%(Q)	920	(148,388)	(123,637)	(24,751)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)	920	(147,146)	(115,609)	(31,537)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)	920	(142,678)	(105,784)	(36,894)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)	920	(154,261)	(117,935)	(36,326)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)	920	(146,425)	(114,947)	(31,478)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)	920	(67,237)	(80,985)	13,748	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)	920	(129,844)	(112,637)	(17,207)	GSI
				$(3,210,252)	$(2,501,953)	$(708,299)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,330	0.363%	$38,444	$33,385	$5,059	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		3,205	0.229%	7,728	1,483	6,245	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		1,300	0.229%	3,134	487	2,647	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		335	*	2,079	—	2,079	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	105	0.248%	752	463	289	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		265	*	1,757	—	1,757	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		1,300	0.234%	3,122	493	2,629	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,215	0.299%	29,941	23,361	6,580	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	1,070	0.137%	3,067	650	2,417	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	650	0.137%	1,863	378	1,485	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		540	0.475%	2,629	1,774	855	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.244%	87,221	51,337	35,884	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.205%	28,625	5,587	23,038	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,161	0.076%	13,511	11,117	2,394	BARC
Hellenic Republic	06/20/27	1.000%(Q)		280	0.117%	4,327	3,031	1,296	BARC
Hellenic Republic	12/20/27	1.000%(Q)		210	0.138%	4,037	2,726	1,311	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,030	*	10,845	9,117	1,728	MSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Norway	12/20/25	—%(Q)		2,810	0.035%	$(59)	$(72)	$13	BARC
Kingdom of Norway	12/20/26	—%(Q)		2,810	*	(1,231)	(1,475)	244	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		465	0.189%	2,066	1,072	994	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		465	0.209%	2,957	1,892	1,065	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	852	0.029%	7,319	5,358	1,961	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		2,260	0.944%	9,016	(36,447)	45,463	BARC
Morgan Stanley	12/20/25	1.000%(Q)		1,300	0.206%	3,153	487	2,666	GSI
Pacific Life	08/20/35	2.500%(Q)		400	2.752%	(5,694)	(1)	(5,693)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		156	1.430%	370	—	370	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		2,760	*	18,316	—	18,316	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		1,190	*	20,605	—	20,605	GSI
Republic of Argentina	06/20/26	5.000%(Q)		3,610	5.364%	31,940	(27,243)	59,183	MSI
Republic of Argentina	06/20/26	5.000%(Q)		920	5.364%	8,140	(7,880)	16,020	MSI
Republic of France	06/20/26	5.000%(Q)	EUR	230	2.256%	6,667	3,685	2,982	GSI
Republic of France	06/20/27	0.250%(Q)		545	0.118%	1,367	1,035	332	BARC
Republic of France	12/20/30	0.250%(Q)		1,005	0.312%	(2,340)	(6,250)	3,910	BARC
Republic of France	06/20/35	0.250%(Q)		390	0.615%	(11,107)	(13,157)	2,050	BARC
Republic of France	06/20/35	0.250%(Q)		250	0.615%	(7,120)	(8,718)	1,598	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,510	0.293%	52,820	43,175	9,645	BARC
Republic of Kazakhstan	12/20/25	1.000%(Q)		1,289	0.203%	3,128	542	2,586	BARC
Republic of Panama	06/20/26	1.000%(Q)		667	0.515%	3,092	1,838	1,254	CITI
Republic of Panama^	06/20/28	1.000%(Q)		1,740	*	(4,767)	(12,558)	7,791	DB
Republic of Romania	12/20/26	1.000%(Q)		111	0.383%	934	576	358	BOA
Republic of Slovakia	12/20/27	1.000%(Q)		405	0.146%	7,722	6,714	1,008	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.114%	26,501	4,887	21,614	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		892	*	9,908	8,271	1,637	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		990	1.534%	(1,018)	(2,700)	1,682	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		561	0.191%	5,843	4,848	995	MSI
State of Qatar	12/20/26	1.000%(Q)		580	0.096%	6,628	5,321	1,307	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	2,510	0.051%	1,768	224	1,544	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,470	0.069%	2,564	1,253	1,311	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	600	0.171%	1,198	(107)	1,305	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		580	0.131%	3,937	2,312	1,625	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.213%	32,757	11,853	20,904	GSI
						$480,462	$134,124	$346,338

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	86,510	0.512%	$1,839,652	$2,114,130	$274,478
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.969%	$(67,798)	$352,836	$420,634
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.969%	124,739	416,149	291,410
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.969%	(56,869)	344,384	401,253
GBP	4,335	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.969%	(60,966)	(74,639)	(13,673)
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	(18,372)	77,473	95,845
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	(18,242)	73,118	91,360
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.969%	(3,474)	42,199	45,673
	37,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.120%	80,135	241,222	161,087
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(397,652)	(397,652)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.120%	2,035	(107,996)	(110,031)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.120%	(10,206)	461,952	472,158
	15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.120%	10,037	(501,239)	(511,276)
	20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.120%	—	9,324	9,324
	11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.120%	—	110,165	110,165
	1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.120%	748,606	766,840	18,234
	23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.120%	339,586	767,711	428,125
	15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.120%	—	496,232	496,232
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.120%	(399,319)	(527,257)	(127,938)
					$669,892	$2,550,822	$1,880,930

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.590%	GSI	04/20/26	(47,038)	$594,032	$—	$594,032
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.140%	BOA	02/23/26	17,370	378,679	—	378,679
					$972,711	$—	$972,711
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of November 30, 2025, termination date 04/20/2026:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$ 13,398,183	1.58%
Barclays PLC	12,160,000	13,093,251	1.54%
Brown & Brown, Inc.	12,160,000	13,069,961	1.54%
QUALCOMM, Inc.	12,160,000	13,048,238	1.54%
Siemens Funding BV	12,160,000	12,922,345	1.52%
AT&T, Inc.	12,160,000	12,894,209	1.52%
Union Pacific Corp.	12,160,000	12,889,533	1.52%
Burlington Northern Santa Fe LLC	12,160,000	12,869,711	1.52%
Travelers Cos., Inc. (The)	12,160,000	12,858,076	1.52%
BHP Billiton Finance USA Ltd.	12,160,000	12,838,541	1.51%
Cigna Group (The)	12,160,000	12,833,789	1.51%
Merck & Co., Inc.	12,160,000	12,754,663	1.50%
Eli Lilly & Co.	12,160,000	12,735,492	1.50%
Rio Tinto Finance USA PLC	12,160,000	12,709,969	1.50%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,678,464	1.50%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,635,166	1.49%
American Water Capital Corp.	12,160,000	12,587,796	1.48%
Kinder Morgan, Inc.	12,160,000	12,571,630	1.48%
Citigroup, Inc.	12,160,000	12,536,351	1.48%
Caterpillar, Inc.	12,160,000	12,503,899	1.47%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,482,673	1.47%
HCA, Inc.	12,160,000	12,450,600	1.47%
Bristol-Myers Squibb Co.	12,160,000	12,434,916	1.47%
UnitedHealth Group, Inc.	12,160,000	12,420,186	1.46%
T-Mobile USA, Inc.	12,160,000	12,399,511	1.46%
Amgen, Inc.	12,160,000	12,373,360	1.46%
Constellation Energy Generation LLC	12,160,000	12,354,339	1.46%
Morgan Stanley	12,160,000	12,308,877	1.45%
Gilead Sciences, Inc.	12,160,000	12,298,979	1.45%
Vodafone Group PLC	12,160,000	12,281,908	1.45%
Duke Energy Corp.	12,160,000	12,281,202	1.45%
Energy Transfer LP	12,160,000	12,266,586	1.45%
Targa Resources Corp.	12,160,000	12,260,036	1.45%
Virginia Electric and Power Co.	12,160,000	12,242,396	1.44%
AEP Texas, Inc.	12,160,000	12,232,959	1.44%
AbbVie, Inc.	12,160,000	12,232,166	1.44%
Enterprise Products Operating LLC	12,160,000	12,228,697	1.44%
Elevance Health, Inc.	12,160,000	12,228,481	1.44%
Coca-Cola Co. (The)	12,160,000	12,220,744	1.44%
Waste Management, Inc.	12,160,000	12,147,580	1.43%

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
ConocoPhillips Co.	12,160,000	$12,143,599	1.43%
Home Depot, Inc. (The)	12,160,000	12,129,830	1.43%
Humana, Inc.	12,160,000	12,123,529	1.43%
Alphabet, Inc.	12,160,000	12,106,570	1.43%
Enel Finance International NV	12,160,000	12,100,919	1.43%
TotalEnergies Capital SA	12,160,000	12,099,199	1.43%
Lowe’s Cos., Inc.	12,160,000	12,095,305	1.43%
Cisco Systems, Inc.	12,160,000	12,087,787	1.43%
Arthur J Gallagher & Co.	12,160,000	12,021,470	1.42%
Kroger Co. (The)	12,160,000	11,977,750	1.41%
		$623,461,421

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).